Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Collection Period	31-Dec-15	30/360 Days	30	Collection Period Start	1-Dec-15
Distribution Date	15-Jan-16	Actual/360 Days	31	Collection Period End	31-Dec-15
				Prior Month Settlement Date	15-Dec-15
				Current Month Settlement Date	15-Jan-16

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,281,676,549.07	1,206,267,255.84	1,168,381,283.28	0.949895
Yield Supplement Overcollaterization		51,665,723.63	47,731,576.02	45,687,854.26
Total Adjusted Portfolio		1,230,010,825.44	1,158,535,679.82	1,122,693,429.02
Total Adjusted Securities		1,230,010,825.44	1,158,535,679.82	1,122,693,429.02	0.912751
Class A-1 Notes	0.40000%	260,000,000.00	188,524,854.38	152,682,603.58	0.587241
Class A-2a Notes	0.87000%	360,000,000.00	360,000,000.00	360,000,000.00	1.000000
Class A-2b Notes	0.68050%	100,000,000.00	100,000,000.00	100,000,000.00	1.000000
Class A-3 Notes	1.37000%	354,000,000.00	354,000,000.00	354,000,000.00	1.000000
Class A-4 Notes	1.67000%	106,810,000.00	106,810,000.00	106,810,000.00	1.000000
Certificates	0.00000%	49,200,825.44	49,200,825.44	49,200,825.44	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	35,842,250.80	64,936.34	137.8548108	0.2497552
Class A-2a Notes	0.00	261,000.00	-	0.7250000
Class A-2b Notes	0.00	58,598.61	-	0.5859861
Class A-3 Notes	0.00	404,150.00	-	1.1416667
Class A-4 Notes	0.00	148,643.92	-	1.3916667
Certificates	0.00	0.00	-	-
Total Securities	35,842,250.80	937,328.87

I. COLLECTIONS

Interest:
Interest Collections		2,612,160.33
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		2,612,160.33

Principal:
Principal Collections		37,509,613.20
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		37,509,613.20

Recoveries of Defaulted Receivables		127,171.49
Servicer Advances		0.00

Total Collections		40,248,945.02

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	63,897	1,158,535,679.82
Total Principal Payment		35,842,250.80
	63,096	1,122,693,429.02

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

III. DISTRIBUTIONS

Total Collections	40,248,945.02
Reserve Account Draw	0.00
Total Available for Distribution	40,248,945.02

1. Reimbursement of Advance	52,965.08

2. Servicing Fee:
Servicing Fee Due	1,005,222.71
Servicing Fee Paid	1,005,222.71
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	64,936.34

Class A-1 Notes Monthly Interest Paid	64,936.34
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	261,000.00

Class A-2a Notes Monthly Interest Paid	261,000.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	58,598.61

Class A-2b Notes Monthly Interest Paid	58,598.61
Change in Class A-2b Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	404,150.00

Class A-3 Notes Monthly Interest Paid	404,150.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	148,643.92

Class A-4 Notes Monthly Interest Paid	148,643.92
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Total Note Monthly Interest
Total Note Monthly Interest Due		937,328.87
Total Note Monthly Interest Paid		937,328.87
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00

Total Available for Principal Distribution		38,253,428.36

4. Total Monthly Principal Paid on the Notes		35,842,250.80

Total Noteholders' Principal Carryover Shortfall		0.00
Total Noteholders' Principal Distributable Amount		35,842,250.80
Change in Total Noteholders' Principal Carryover Shortfall		0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		2,411,177.56
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		2,411,177.56

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,075,027.06
Required Reserve Account Amount		3,075,027.06
Beginning Reserve Account Balance		3,075,027.06
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,075,027.06

Required Reserve Account Amount for Next Period		3,075,027.06

VI. POOL STATISTICS

Weighted Average Coupon		2.52%
Weighted Average Remaining Maturity		53.72

	Amount	Number
Principal on Defaulted Receivables	376,359.36	17
Principal Recoveries of Defaulted Receivables	127,171.49
Monthly Net Losses	249,187.87
Pool Balance at Beginning of Collection Period	1,206,267,255.84

Net Loss Ratio for Third Preceding Collection Period	0.00%
Net Loss Ratio for Second Preceding Collection Period	0.26%
Net Loss Ratio for Preceding Collection Period	0.15%
Net Loss Ratio for Current Collection Period	0.25%
Four-Month Average Net Loss Ratio	0.16%

Cumulative Net Losses for all Periods	680,372.88

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2015-C OWNER TRUST
Monthly Servicer's Certificate
for the month of December 2015

Delinquent Receivables:	Amount	Number	% of Receivables (EOP Balance)
31-60 Days Delinquent	3,816,022.11	207	0.33%
61-90 Days Delinquent	778,714.39	43	0.07%
91-120 Days Delinquent	243,669.56	13	0.02%
More than 120 Days	32,210.69	1	0.00%
Total 31+ Days Delinquent Receivables:	4,870,616.75	264	0.42%

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Second Preceding Collection Period	0.00%	0.00%
Delinquency Ratio for Preceding Collection Period	0.05%	0.05%
Delinquency Ratio for Current Collection Period	0.09%	0.09%
Four-Month Average Delinquency Ratio	0.03%	0.03%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO